Business, Going Concern, Liquidity and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Accounts Receivable

Accounts Receivable consisted of the following as of March 31, 2019 and 2018.

	March 31, 2019	March 31, 2018
Accounts receivable trade	$529,542	$585,835
Accounts receivable - Harmonized sales tax	6,364	5,387
Allowance for doubtful accounts	(36,523)	(46,363)
	$499,383	$544,859

Schedule of Inventory

Inventory is relieved using the first-in, first-out method and consists of the following at March 31, 2019 and March 31, 2018.

	March 31, 2019	March 31, 2018

Finished Goods – Catheters	$104,994	$199,361
Finished Goods – Consoles	4,712	4,712

Total Inventory	$109,706	$204,073